INFORMATION ON BUSINESS SEGMENTS	9 Months Ended
Sep. 30, 2013
INFORMATION ON BUSINESS SEGMENTS [Abstract]
INFORMATION ON BUSINESS SEGMENTS

NOTE 7 - INFORMATION ON BUSINESS SEGMENTS

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At September 30, 2013 and December 31, 2012, the Company considered its business activities to constitute a single segment.